Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans.	Removes some disclosure requirements that are not expected to materially change Golar’s existing note. Introduces new disclosure requirements including an explanation of the reasons for significant gains and losses relating to changes in the benefit obligation.	January 1, 2021	No material impact on disclosure requirements.
ASU 2019-12 Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes.	The amendment removes certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes.	January 1, 2021	Under evaluation
ASU 2020-04 Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting.
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.
		Under evaluation	Under evaluation